FINANCIAL INSTRUMENTS BY CATEGORY	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL INSTRUMENTS BY CATEGORY	FINANCIAL INSTRUMENTS BY CATEGORY
The carrying amounts of each of the categories of financial instruments as at the end of each of the reporting periods are as follows:
As at December 31, 2024
Financial assets

	Financial assets at amortized cost	Financial assets at fair value through profit or loss
	US$’000	US$’000
Trade receivables	6,287	—
Financial assets included in prepayments, other receivables and other assets (note 15)	114,004	—
Financial assets measured at fair value through profit and loss	—	—
Time deposits	840,296	—
Pledged deposits	70	—
Cash and cash equivalents	286,749	—
Total	1,247,406	—
Financial liabilities

	Financial liabilities at amortized cost	Financial liabilities at fair value
	US$’000	US$’000
Trade payables	38,594	—
Financial liabilities included in other payables and accruals (note 18)	6,250	—
Collaboration interest-bearing advanced funding	301,196	—
Lease liabilities	49,407	—
Total	395,447	—
As at December 31, 2023
Financial assets

	Financial assets at amortized cost	Financial assets at fair value through profit or loss
	US$’000	US$’000
Trade receivables	100,041	—
Financial assets included in prepayments, other receivables and other assets (note 15)	56,303	—
Financial assets measured at fair value through profit and loss	—	663
Time deposits	34,703	—
Pledged deposits	357	—
Cash and cash equivalents	1,277,713	—
Total	1,469,117	663
Financial liabilities

	Financial liabilities at amortized cost	Financial liabilities at fair value
	US$’000	US$’000
Trade payables	30,655	—
Financial liabilities included in other payables and accruals (note 18)	3,461	—
Collaboration interest-bearing advanced funding	281,328	—
Lease liabilities	47,344	—
Total	362,788	—